UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10067

Investment Company Act File Number

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance

VT Floating-Rate Income Fund

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 92.1%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.4%
Accudyne Industries, LLC
Term Loan, 5.01%, (2 mo. USD LIBOR + 3.75%), Maturing August 2, 2024	$525	$526,969
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)	133	131,983
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)	177	143,154
TransDigm, Inc.
Term Loan, 4.33%, (USD LIBOR + 3.00%), Maturing June 4, 2021(4)	1,161	1,165,444
Term Loan, 4.27%, (1 mo. USD LIBOR + 3.00%), Maturing June 9, 2023	2,216	2,223,836
Term Loan, 4.26%, (3 mo. USD LIBOR + 3.00%), Maturing August 22, 2024	3,133	3,142,196
Wesco Aircraft Hardware Corp.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	1,591	1,583,294

		$8,916,876

Automotive — 2.4%
American Axle and Manufacturing, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024	$2,271	$2,271,014
Apro, LLC
Term Loan, 5.24%, (3 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	200	201,750
CS Intermediate Holdco 2, LLC
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023	1,655	1,661,814
Dayco Products, LLC
Term Loan, 6.32%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023	773	778,860
FCA US, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	1,308	1,314,466
Federal-Mogul Holdings Corporation
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	2,717	2,731,612
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2019	1,325	1,329,416
Horizon Global Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021	226	228,684
Sage Automotive Interiors, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022	496	499,972
TI Group Automotive Systems, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2022	1,727	1,733,344
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	2,134	2,144,008
Visteon Corporation
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing March 24, 2024	379	381,062

		$15,276,002

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 7.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	$489	$461,869
Term Loan - Second Lien, 11.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	750,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)	250	251,875

		$1,463,744

Brokerage/Securities Dealers/Investment Houses — 0.4%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020(6)	$773	$777,195
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	1,599	1,599,370
Salient Partners L.P.
Term Loan, 9.80%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	443	429,831

		$2,806,396

Building and Development — 2.8%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	$1,741	$1,750,228
CPG International, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	1,370	1,375,666
DTZ U.S. Borrower, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	3,293	3,305,135
Hanjin International Corp.
Term Loan, Maturing September 20, 2020(5)	375	375,937
HD Supply Waterworks Ltd.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	575	578,019
Henry Company, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing October 5, 2023	223	225,406
Ply Gem Industries, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing February 1, 2021	1,486	1,497,592
Quikrete Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	3,577	3,577,477
RE/MAX International, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,944	1,952,261
Realogy Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022	2,137	2,150,649
Summit Materials Companies I, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 17, 2022	367	369,923
Werner FinCo L.P.
Term Loan, 5.24%, (2 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	750	753,047
WireCo WorldGroup, Inc.
Term Loan, 6.82%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	371	375,705

		$18,287,045

Business Equipment and Services — 8.9%
Acosta Holdco, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	$2,080	$1,855,419
AlixPartners, LLP
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 4, 2024	1,418	1,424,078
Altisource Solutions S.a.r.l.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	966	903,488
Avatar Purchaser, Inc.
Term Loan, Maturing September 6, 2024(5)	950	945,250

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.52%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)	$399	$401,358
Camelot UK Holdco Limited
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 3, 2023	792	795,918
Cast and Crew Payroll, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 26, 2024	813	815,653
Change Healthcare Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	5,771	5,790,477
Corporate Capital Trust, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	603	604,995
CPM Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022	1,169	1,185,727
Crossmark Holdings, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	1,240	842,212
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	948	946,934
DigiCert, Inc.
Term Loan, Maturing September 20, 2024(5)	725	732,884
Education Management, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)	196	110,115
Term Loan, 8.80%, (3 mo. USD LIBOR + 7.50%), Maturing July 2, 2020(3)	373	0
EIG Investors Corp.
Term Loan, 5.32%, (USD LIBOR + 4.00%), Maturing February 9, 2023(4)	3,592	3,632,031
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	275	275,964
Extreme Reach, Inc.
Term Loan, 7.59%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	744	743,005
First Data Corporation
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 2, 2020	1,901	1,905,533
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	3,466	3,473,923
Garda World Security Corporation
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing May 24, 2024	1,431	1,445,747
Global Payments, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023	231	232,342
GreenSky Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024	1,200	1,200,000
IG Investment Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing October 31, 2021	1,183	1,194,343
Information Resources, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing January 18, 2024	2,488	2,512,997
ION Trading Finance Limited
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing August 11, 2023	1,704	1,701,749
J.D. Power and Associates
Term Loan, 5.58%, (2 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	695	698,591
KAR Auction Services, Inc.
Term Loan, 3.63%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	870	875,609
Kronos Incorporated
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023	5,037	5,071,157
Monitronics International, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	1,257	1,250,521
PGX Holdings, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	796	796,734

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Prime Security Services Borrower, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	$1,142	$1,152,655
ServiceMaster Company
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	3,573	3,590,108
Spin Holdco, Inc.
Term Loan, 5.01%, (2 mo. USD LIBOR + 3.75%), Maturing November 14, 2022	2,328	2,338,727
Tempo Acquisition, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	623	624,736
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021	2,507	2,508,238
Vantiv, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing October 14, 2023	326	328,315
Term Loan, Maturing August 7, 2024(5)	725	727,153
Term Loan, Maturing September 18, 2024(5)	200	200,350
Vestcom Parent Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	868	876,036
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	585	587,796

		$57,298,868

Cable and Satellite Television — 3.3%
Charter Communications Operating, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024	$1,256	$1,262,416
CSC Holdings, LLC
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	3,615	3,596,735
Mediacom Illinois, LLC
Term Loan, 3.45%, (1 week USD LIBOR + 2.25%), Maturing February 15, 2024	316	317,521
Numericable Group S.A.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	1,397	1,394,428
Radiate Holdco, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	498	491,515
Telenet Financing USD, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2025	2,250	2,259,063
UPC Financing Partnership
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 15, 2025	1,900	1,908,991
Virgin Media Bristol, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	6,725	6,758,100
Ziggo Secured Finance Partnership
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	3,525	3,528,673

		$21,517,442

Chemicals and Plastics — 3.8%
A. Schulman, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	$863	$869,149
Alpha 3 B.V.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	1,097	1,102,964
Aruba Investments, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing February 2, 2022	205	205,341
Ashland, Inc.
Term Loan, 3.29%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)	424	426,057
Avantor, Inc.
Term Loan, Maturing September 7, 2024(5)	925	927,891
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024	1,945	1,957,181

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Emerald Performance Materials, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	$360	$362,698
Ferro Corporation
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024	299	300,226
Flint Group GmbH
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	248	242,425
Flint Group US, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	1,498	1,466,472
Gemini HDPE, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing August 7, 2021	800	804,942
Huntsman International, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2023	589	592,715
Ineos US Finance, LLC
Term Loan, 3.99%, (2 mo. USD LIBOR + 2.75%), Maturing March 31, 2022	687	691,524
Term Loan, 3.99%, (2 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	471	474,679
Kraton Polymers, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022	929	941,556
MacDermid, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 7, 2020	202	203,455
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	2,344	2,357,008
Minerals Technologies, Inc.
Term Loan, 3.52%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)	1,065	1,071,406
Orion Engineered Carbons GmbH
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2021	343	344,695
OXEA Finance, LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing January 15, 2020	337	335,331
PolyOne Corporation
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022	319	321,510
PQ Corporation
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022	790	798,344
Solenis International L.P.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021	217	217,317
Sonneborn Refined Products B.V.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	45	45,053
Sonneborn, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	253	255,300
Tata Chemicals North America, Inc.
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	536	540,116
Trinseo Materials Operating S.C.A.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2024	1,372	1,383,433
Tronox Blocked Borrower, LLC
Term Loan, Maturing September 22, 2024(5)	763	767,129
Tronox Finance, LLC
Term Loan, Maturing September 22, 2024(5)	1,762	1,770,299
Unifrax Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing April 4, 2024	399	402,616
Univar, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 1, 2022	1,985	1,994,149
Venator Materials Corporation
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	275	276,547

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Versum Materials, Inc.
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing September 29, 2023	$421	$423,445

		$24,872,973

Conglomerates — 0.2%
Penn Engineering & Manufacturing Corp.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$200	$199,999
Spectrum Brands, Inc.
Term Loan, 3.31%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)	1,235	1,242,751

		$1,442,750

Containers and Glass Products — 2.6%
Berry Plastics Group, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022	$1,407	$1,411,305
BWAY Holding Company
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	1,621	1,626,003
Consolidated Container Company, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024	300	302,297
Flex Acquisition Company, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	2,869	2,873,366
Libbey Glass, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,426	1,318,809
Multi Color Corporation
Term Loan, Maturing September 20, 2024(5)	250	251,250
Pelican Products, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020	1,576	1,585,767
Reynolds Group Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2023	5,032	5,057,895
Ring Container Technologies Group, LLC
Term Loan, Maturing September 27, 2024(5)	350	348,250
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022	2,243	2,254,638

		$17,029,580

Cosmetics/Toiletries — 0.5%
Coty, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022	$542	$539,732
Galleria Co.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023	1,100	1,100,674
KIK Custom Products, Inc.
Term Loan, 5.74%, (3 mo. USD LIBOR + 4.50%), Maturing August 26, 2022	943	951,979
Prestige Brands, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 26, 2024	582	585,083

		$3,177,468

Drugs — 3.5%
Albany Molecular Research, Inc.
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	$500	$507,656
Alkermes, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021	190	191,905
Amneal Pharmaceuticals, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019	2,914	2,935,078
Arbor Pharmaceuticals, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	1,048	1,062,537

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	$3,466	$3,505,308
Horizon Pharma, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 3.75%), Maturing March 29, 2024	621	627,017
Jaguar Holding Company II
Term Loan, 4.04%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)	4,914	4,944,061
Mallinckrodt International Finance S.A.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	3,061	3,061,429
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 1, 2022	5,642	5,747,995

		$22,582,986

Ecological Services and Equipment — 0.6%
Advanced Disposal Services, Inc.
Term Loan, 3.95%, (1 week USD LIBOR + 2.75%), Maturing November 10, 2023	$2,428	$2,448,484
Clean Harbors, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2024	200	200,331
EnergySolutions, LLC
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	498	505,527
GFL Environmental, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	569	573,164
Wrangler Buyer Corp.
Term Loan, Maturing September 27, 2024(5)	400	402,250

		$4,129,756

Electronics/Electrical — 9.4%
Almonde, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$1,950	$1,960,364
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	107	103,110
Applied Systems, Inc.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	1,675	1,693,145
Aptean, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	1,866	1,884,514
Avast Software B.V.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2023	1,252	1,259,032
Campaign Monitor Finance Pty. Limited
Term Loan, 6.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	448	442,804
CommScope, Inc.
Term Loan, 3.24%, (3 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	493	494,546
CPI International, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	475	475,965
Cypress Semiconductor Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021	689	693,743
Electrical Components International, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021	2,115	2,132,005
Electro Rent Corporation
Term Loan, 6.27%, (1 mo. USD LIBOR + 5.00%), Maturing January 19, 2024	893	901,624
Entegris, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021	112	112,932
Exact Merger Sub, LLC
Term Loan, Maturing September 19, 2024(5)	450	451,688

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Excelitas Technologies Corp.
Term Loan, 6.34%, (3 mo. USD LIBOR + 5.00%), Maturing October 31, 2020	$498	$499,848
Eze Castle Software, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2020	1,308	1,314,046
Go Daddy Operating Company, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 15, 2024	3,986	4,000,405
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023	550	556,777
Hyland Software, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	2,690	2,718,504
Infoblox, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing November 7, 2023	1,546	1,559,171
Infor (US), Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	5,574	5,569,847
Informatica Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 5, 2022	3,462	3,468,212
Lattice Semiconductor Corporation
Term Loan, 5.48%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	330	332,115
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	810	809,389
MA FinanceCo., LLC
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.50%), Maturing November 19, 2021	2,140	2,143,383
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	355	355,229
MH Sub I, LLC
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing September 13, 2024	375	373,493
Microsemi Corporation
Term Loan, 3.55%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2023	312	313,070
MTS Systems Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	866	873,830
Renaissance Learning, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	461	464,090
Rocket Software, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023	817	826,449
Seattle Spinco, Inc.
Term Loan, 3.99%, (3 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	2,395	2,398,946
SGS Cayman L.P.
Term Loan, 6.71%, (3 mo. USD LIBOR + 5.375%), Maturing April 23, 2021	137	132,047
SkillSoft Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	2,881	2,726,881
Southwire Company
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 10, 2021	241	242,355
SS&C Technologies, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	52	52,293
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	983	988,747
SurveyMonkey, Inc.
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	1,247	1,260,902
Sutherland Global Services, Inc.
Term Loan, 6.71%, (3 mo. USD LIBOR + 5.375%), Maturing April 23, 2021	590	567,268
Switch Ltd.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	200	201,296
Synchronoss Technologies, Inc.
Term Loan, 5.74%, (3 mo. USD LIBOR + 4.50%), Maturing January 19, 2024	572	547,571

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Syncsort Incorporated
Term Loan, 6.31%, (1 mo. USD LIBOR + 5.00%), Maturing August 9, 2024	$1,100	$1,089,000
Tibco Software, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	399	401,311
Uber Technologies
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	3,393	3,406,386
VeriFone, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 8, 2021	1,935	1,943,466
Veritas Bermuda Ltd.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	862	868,845
VF Holding Corp.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023	2,527	2,539,265
Wall Street Systems Delaware, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 26, 2023	1,186	1,191,716
Western Digital Corporation
Term Loan, 3.99%, (3 mo. USD LIBOR + 2.75%), Maturing April 29, 2023	1,449	1,461,695

		$60,803,320

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing September 20, 2020	$200	$200,391
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 3, 2022	4,963	4,978,070

		$5,178,461

Financial Intermediaries — 3.1%
Americold Realty Operating Partnership L.P.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 1, 2022	$289	$292,214
Armor Holding II, LLC
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	1,318	1,332,284
Citco Funding, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	1,289	1,300,648
Clipper Acquisitions Corp.
Term Loan, 3.57%, (3 mo. USD LIBOR + 2.25%), Maturing February 6, 2020	262	263,105
Donnelley Financial Solutions, Inc.
Term Loan, 7.25%, (3 mo. USD Prime + 3.00%), Maturing September 30, 2023	200	200,935
FinCo I, LLC
Term Loan, 2.75%, (USD LIBOR + 2.75%), Maturing June 14, 2022	875	884,516
Focus Financial Partners, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing July 3, 2024	825	832,941
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	842	857,592
Guggenheim Partners, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	2,290	2,307,533
Harbourvest Partners, LLC
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.50%), Maturing February 4, 2021	875	874,523
LPL Holdings, Inc.
Term Loan, 3.65%, (USD LIBOR + 2.50%), Maturing September 23, 2024(4)	998	1,000,617
MIP Delaware, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	222	222,422
NXT Capital, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing November 22, 2022	1,812	1,836,912
Ocwen Financial Corporation
Term Loan, 6.23%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	265	264,246

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Quality Care Properties, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	$3,027	$3,046,044
Sesac Holdco II, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 23, 2024	398	397,668
Virtus Investment Partners, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing June 1, 2024	375	380,156
Walker & Dunlop, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing December 11, 2020	1,268	1,280,528
Walter Investment Management Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020	2,790	2,565,852

		$20,140,736

Food Products — 2.4%
Alphabet Holding Company, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,775	$1,761,503
American Seafoods Group, LLC
Term Loan, 4.56%, (USD LIBOR + 3.25%), Maturing August 21, 2023(4)	250	251,062
Blue Buffalo Company Ltd.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024	748	755,139
Del Monte Foods, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	1,215	1,050,235
Dole Food Company, Inc.
Term Loan, 4.02%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)	1,267	1,272,838
High Liner Foods Incorporated
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	491	493,040
HLF Financing S.a.r.l.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023	1,328	1,341,523
Jacobs Douwe Egberts International B.V.
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022	1,513	1,522,011
JBS USA, LLC
Term Loan, 3.80%, (USD LIBOR + 2.50%), Maturing October 30, 2022(4)	5,000	4,944,251
Nomad Foods Europe Midco Limited
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2024	425	428,055
Pinnacle Foods Finance, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024	571	572,828
Post Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024	1,222	1,225,833

		$15,618,318

Food Service — 1.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.52%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)	$5,016	$5,016,884
NPC International, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	648	653,373
Pizza Hut Holdings, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023	644	647,193
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020	144	144,224
TKC Holdings, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 4.25%), Maturing February 1, 2023	746	752,500
US Foods, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2023	1,492	1,503,547
Weight Watchers International, Inc.
Term Loan, 4.53%, (USD LIBOR + 3.25%), Maturing April 2, 2020(4)	3,151	3,118,015

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Welbilt, Inc.
Term Loan, 3.99%, (1 week USD LIBOR + 3.00%), Maturing March 3, 2023	$564	$568,639

		$12,404,375

Food/Drug Retailers — 1.4%
Albertsons, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	$2,726	$2,629,823
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	3,481	3,351,629
General Nutrition Centers, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing March 4, 2019	1,445	1,385,133
Rite Aid Corporation
Term Loan - Second Lien, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing August 21, 2020	250	251,719
Term Loan - Second Lien, 5.12%, (1 mo. USD LIBOR + 3.875%), Maturing June 21, 2021	1,000	1,006,875
Supervalu, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	177	170,422
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	295	284,037

		$9,079,638

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	$718	$723,133

		$723,133

Health Care — 9.6%
Acadia Healthcare Company, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022	$170	$171,624
ADMI Corp.
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022	1,106	1,117,329
Akorn, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	537	544,423
Alere, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 18, 2022	2,388	2,391,607
Alliance Healthcare Services, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing June 3, 2019	615	616,550
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 4, 2021	315	316,826
Auris Luxembourg III S.a.r.l.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	2,511	2,525,153
BioClinica, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	471	463,973
CareCore National, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing March 5, 2021	2,415	2,445,203
Carestream Dental Equiment, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	275	274,885
CeramTec Acquisition Corporation
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	88	88,278
CHG Healthcare Services, Inc.
Term Loan, 4.56%, (USD LIBOR + 3.25%), Maturing June 7, 2023(4)	1,454	1,470,273
Community Health Systems, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	1,513	1,508,598
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	1,515	1,508,822
Concentra, Inc.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022	1,271	1,275,805

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Convatec, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	$398	$400,488
CPI Holdco, LLC
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing March 21, 2024	498	501,854
DaVita HealthCare Partners, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	2,032	2,047,525
DJO Finance, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 8, 2020	2,389	2,388,009
Envision Healthcare Corporation
Term Loan, 4.24%, (3 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	6,503	6,552,250
Equian, LLC
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	70	71,336
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	229	231,842
Faenza Acquisition GmbH
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	214	215,540
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	707	710,694
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	421	423,651
GHX Ultimate Parent Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	499	502,491
Greatbatch Ltd.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 27, 2022	2,374	2,385,568
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.45%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	2,463	2,470,040
INC Research, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	350	351,531
Indivior Finance S.a.r.l.
Term Loan, 7.32%, (3 mo. USD LIBOR + 6.00%), Maturing December 19, 2019	515	519,377
Kindred Healthcare, Inc.
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	2,938	2,942,868
Kinetic Concepts, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	1,945	1,939,655
KUEHG Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	1,429	1,431,445
Medical Depot Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	515	486,501
MMM Holdings, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	202	197,577
MPH Acquisition Holdings, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	1,975	1,991,827
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	147	143,637
National Mentor Holdings, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	338	341,180
New Millennium Holdco, Inc.
Term Loan, 7.74%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	103	53,173
Opal Acquisition, Inc.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	1,386	1,310,790
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	2,584	2,595,447
Parexel International Corporation
Term Loan, Maturing August 7, 2024(5)	1,925	1,940,881

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
PharMerica Corporation
Term Loan, Maturing September 26, 2024(5)	$600	$603,375
Press Ganey Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 21, 2023	521	524,482
Quintiles IMS Incorporated
Term Loan, 3.33%, (USD LIBOR + 2.00%), Maturing March 7, 2024(4)	285	286,962
Term Loan, Maturing January 31, 2025(5)	550	553,438
RadNet, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,527	1,538,858
Select Medical Corporation
Term Loan, 4.81%, (USD LIBOR + 3.50%), Maturing March 1, 2021(4)	1,219	1,232,008
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	740	741,207
Surgery Center Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	2,250	2,234,882
Team Health Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	1,468	1,447,445
Tecomet, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing May 2, 2024	574	576,670
U.S. Anesthesia Partners, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), Maturing June 23, 2024	723	719,572

		$62,325,425

Home Furnishings — 0.8%
Bright Bidco B.V.
Term Loan, 5.82%, (3 mo. USD LIBOR + 4.50%), Maturing June 30, 2024	$1,022	$1,033,301
Serta Simmons Bedding, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	4,080	3,969,015

		$5,002,316

Industrial Equipment — 4.2%
Apex Tool Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020	$2,676	$2,604,417
Clark Equipment Company
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 18, 2024	1,642	1,653,208
Delachaux S.A.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	290	293,049
Dragon Merger Sub, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	625	632,422
DXP Enterprises, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing August 14, 2023	375	373,828
Engineered Machinery Holdings, Inc.
Term Loan, 4.28%, (USD LIBOR + 3.25%), Maturing July 19, 2024(2)(4)	35	34,578
Term Loan, 4.56%, (2 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	265	265,984
EWT Holdings III Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing January 15, 2021	4,147	4,199,117
Filtration Group Corporation
Term Loan, 4.24%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2020	1,969	1,983,971
Gardner Denver, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	950	951,835
Gates Global, LLC
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 1, 2024	2,824	2,839,358
Hayward Industries, Inc.
Term Loan, 4.74%, (3 mo. USD LIBOR + 3.25%), Maturing August 5, 2024	325	327,505

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Husky Injection Molding Systems Ltd.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021	$2,364	$2,382,956
Milacron, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 28, 2023	2,035	2,046,918
Paladin Brands Holding, Inc.
Term Loan, Maturing August 15, 2022(5)	725	729,531
Rexnord, LLC
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing August 21, 2023	4,124	4,143,423
Robertshaw US Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024	350	353,391
Signode Industrial Group US, Inc.
Term Loan, 4.03%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)	542	543,378
STS Operating, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.75%), Maturing February 12, 2021	187	188,500
Tank Holding Corp.
Term Loan, 5.55%, (3 mo. USD LIBOR + 4.25%), Maturing March 16, 2022	667	668,292

		$27,215,661

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing August 12, 2022	$1,494	$1,502,030
AmWINS Group, Inc.
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	1,563	1,568,180
Asurion, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	3,236	3,250,583
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	1,577	1,586,849
Term Loan - Second Lien, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	1,175	1,203,824
Cunningham Lindsey U.S., Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019	936	917,968
Hub International Limited
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020	3,725	3,752,570
NFP Corp.
Term Loan, 4.74%, (3 mo. USD LIBOR + 3.50%), Maturing January 8, 2024	1,616	1,629,987
USI Holdings Corporation
Term Loan, Maturing July 26, 2024(5)	425	424,203
USI, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	1,675	1,669,940

		$17,506,134

Leisure Goods/Activities/Movies — 2.7%
AMC Entertainment, Inc.
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022	$1,351	$1,350,532
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	373	372,239
Ancestry.com Operations, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	1,485	1,494,900
Bombardier Recreational Products, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2023	2,921	2,941,881
Bright Horizons Family Solutions, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2023	373	375,613
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	1,261	1,264,963
ClubCorp Club Operations, Inc.
Term Loan, 4.59%, (3 mo. USD LIBOR + 3.25%), Maturing August 15, 2024	1,325	1,318,966

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	$1,575	$1,582,517
Emerald Expositions Holding, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 22, 2024	848	853,970
Live Nation Entertainment, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	166	167,153
Match Group, Inc.
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	317	319,765
National CineMedia, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 26, 2019	250	249,492
Sabre GLBL, Inc.
Term Loan, 3.49%, (3 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	516	519,418
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	1,444	1,406,333
SRAM, LLC
Term Loan, 4.52%, (2 mo. USD LIBOR + 3.25%), Maturing March 15, 2024	1,225	1,229,353
UFC Holdings, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,411	1,418,245
WMG Acquisition Corp.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2023	776	778,664

		$17,644,004

Lodging and Casinos — 4.0%
Amaya Holdings B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	$3,530	$3,546,746
Aristocrat Leisure Limited
Term Loan, Maturing September 19, 2024(5)	375	376,031
Boyd Gaming Corporation
Term Loan, 3.69%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	731	734,368
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2022(7)	741	896,536
CityCenter Holdings, LLC
Term Loan, 3.74%, (3 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	1,471	1,478,784
Cyan Blue Holdco 3 Limited
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	224	226,027
Eldorado Resorts, LLC
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	1,399	1,399,461
ESH Hospitality, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 30, 2023	3,864	3,885,020
Four Seasons Hotels Limited
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	645	649,409
Gateway Casinos & Entertainment Limited
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023	299	301,494
Golden Nugget, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), Maturing October 4, 2023	2,319	2,334,384
Hilton Worldwide Finance, LLC
Term Loan, 3.24%, (USD LIBOR + 2.75%), Maturing October 25, 2023(4)	3,293	3,309,753
La Quinta Intermediate Holdings, LLC
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	1,980	1,993,667
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023	1,256	1,261,033
Playa Resorts Holding B.V.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing April 5, 2024	773	773,143

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
RHP Hotel Properties L.P.
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing May 11, 2024	$1,873	$1,885,147
Tropicana Entertainment, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020	728	734,164

		$25,785,167

Nonferrous Metals/Minerals — 0.9%
Dynacast International, LLC
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$1,310	$1,319,435
Fairmount Santrol, Inc.
Term Loan, 4.74%, (3 mo. USD LIBOR + 3.50%), Maturing September 5, 2019	2,033	2,013,924
Global Brass & Copper, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023	545	549,264
Murray Energy Corporation
Term Loan, 8.58%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	1,243	1,142,598
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	14	8,697
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(7)	241	38,383
Oxbow Carbon, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 19, 2020	488	491,766

		$5,564,067

Oil and Gas — 2.4%
Ameriforge Group, Inc.
Term Loan, 14.33%, (9.33%, (3 mo. USD LIBOR + 8.00%) Cash, 5.00% PIK), Maturing June 8, 2022	$524	$554,682
BCP Raptor, LLC
Term Loan, 5.52%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	524	528,706
Bronco Midstream Funding, LLC
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	794	805,629
CITGO Holding, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	464	468,329
CITGO Petroleum Corporation
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	1,258	1,260,908
Crestwood Holdings, LLC
Term Loan, 9.23%, (1 mo. USD LIBOR + 8.00%), Maturing June 19, 2019	830	831,096
Energy Transfer Equity L.P.
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing February 2, 2024	1,281	1,287,678
Fieldwood Energy, LLC
Term Loan, 4.21%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018	636	591,247
Term Loan, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	125	110,833
Term Loan, 8.46%, (3 mo. USD LIBOR + 7.125%), Maturing September 30, 2020	165	114,818
Term Loan - Second Lien, 8.46%, (3 mo. USD LIBOR + 7.125%), Maturing September 30, 2020	260	106,516
Green Plains Renewable Energy, Inc.
Term Loan, 6.70%, (1 week USD LIBOR + 5.50%), Maturing August 18, 2023	750	753,125
MEG Energy Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	3,571	3,559,382
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(7)	7	0
Term Loan, 7.30%, (3 mo. USD LIBOR + 6.00%), Maturing July 18, 2022	40	33,159
Seadrill Partners Finco, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	2,285	1,686,985

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Sheridan Investment Partners II L.P.
Term Loan, 4.82%, (USD LIBOR + 3.50%), Maturing December 16, 2020(4)	$22	$18,581
Term Loan, 4.82%, (USD LIBOR + 3.50%), Maturing December 16, 2020(4)	59	49,823
Term Loan, 4.82%, (USD LIBOR + 3.50%), Maturing December 16, 2020(4)	424	358,164
Sheridan Production Partners I, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	43	36,566
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	70	59,865
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	532	451,784
Southcross Energy Partners L.P.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021	483	427,220
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	42	37,143
Ultra Resources, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	1,050	1,051,750

		$15,183,989

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 12, 2024	$1,175	$1,182,344
Getty Images, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	3,200	2,777,127
Harland Clarke Holdings Corp.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing February 9, 2022	793	797,381
LSC Communications, Inc.
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing September 30, 2022	688	692,656
Merrill Communications, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	367	369,064
ProQuest, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	784	791,661
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.74%, (3 mo. USD LIBOR + 3.50%), Maturing August 14, 2020	764	766,644

		$7,376,877

Radio and Television — 3.0%
ALM Media Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$301	$279,581
AP NMT Acquisition B.V.
Term Loan, 7.05%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	315	304,742
CBS Radio, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 17, 2023	831	837,809
Term Loan, Maturing October 17, 2023(5)	350	352,800
Cumulus Media Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	2,491	2,061,579
E.W. Scripps Company (The)
Term Loan, Maturing August 16, 2024(5)	275	276,289
Entercom Radio, LLC
Term Loan, 4.74%, (USD LIBOR + 3.50%), Maturing November 1, 2023(4)	668	670,421
Entravision Communications Corporation
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2020	1,837	1,840,685
Gray Television, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 7, 2024	149	149,945
Hubbard Radio, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	330	331,238

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
iHeartCommunications, Inc.
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	$453	$350,524
Term Loan, 8.83%, (1 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	146	112,152
Mission Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	206	206,871
Nexstar Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	1,646	1,652,484
Raycom TV Broadcasting, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	800	804,000
Sinclair Television Group, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	2,208	2,214,984
Townsquare Media, Inc.
Term Loan, 4.27%, (3 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	2,095	2,104,335
Univision Communications, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	5,141	5,100,974

		$19,651,413

Retailers (Except Food and Drug) — 3.7%
Ascena Retail Group, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$1,420	$1,166,877
Bass Pro Group, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing December 16, 2023	900	850,500
BJ’s Wholesale Club, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.75%), Maturing February 3, 2024	698	670,865
CDW, LLC
Term Loan, 3.34%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	2,109	2,122,555
Coinamatic Canada, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	103	102,941
David’s Bridal, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	1,589	1,247,241
Evergreen Acqco 1 L.P.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	946	886,688
Harbor Freight Tools USA, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,522	1,528,441
J. Crew Group, Inc.
Term Loan, 4.29%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	1,935	995,536
LSF9 Atlantis Holdings, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	720	725,722
Men’s Wearhouse, Inc. (The)
Term Loan, 4.77%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	550	535,452
Michaels Stores, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	1,867	1,865,897
Neiman Marcus Group Ltd., LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	1,593	1,192,569
Party City Holdings, Inc.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	2,533	2,542,269
PetSmart, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	2,701	2,299,942
PFS Holding Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,110	1,039,003
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	339	327,196

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Pilot Travel Centers, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing May 25, 2023	$1,036	$1,044,316
Rent-A-Center, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	76	76,225
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	2,054	1,939,744
Vivid Seats Ltd.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	773	774,029

		$23,934,008

Steel — 0.6%
Neenah Foundry Company
Term Loan, 7.77%, (2 mo. USD LIBOR + 6.50%), Maturing April 26, 2019	$559	$554,779
Zekelman Industries, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 3.50%), Maturing June 14, 2021	3,114	3,129,701

		$3,684,480

Surface Transport — 0.4%
Hertz Corporation (The)
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	$691	$688,010
Kenan Advantage Group, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	115	115,074
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	378	378,407
PODS, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	248	249,830
Stena International S.a.r.l.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	989	892,686

		$2,324,007

Telecommunications — 4.4%
CenturyLink, Inc.
Term Loan, 2.75%, Maturing January 31, 2025(6)	$3,800	$3,689,393
Ciena Corporation
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 28, 2022	1,972	1,982,206
Colorado Buyer, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	1,596	1,604,379
Consolidated Communications, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023	747	730,583
Digicel International Finance Limited
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 28, 2024	575	579,492
Frontier Communications Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	1,421	1,355,189
Global Eagle Entertainment, Inc.
Term Loan, 8.46%, (1 week USD LIBOR + 7.00%), Maturing January 6, 2023	839	821,014
Intelsat Jackson Holdings S.A.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019	3,750	3,742,579
IPC Corp.
Term Loan, 5.82%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	1,121	1,076,400
Level 3 Financing, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	1,925	1,926,719
Mitel Networks Corporation
Term Loan, Maturing July 27, 2023(5)	325	326,727
Onvoy, LLC
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	522	522,048

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Sprint Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	$5,473	$5,487,648
Syniverse Holdings, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	843	816,524
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	639	618,579
Telesat Canada
Term Loan, 4.24%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	3,341	3,373,831

		$28,653,311

Utilities — 1.9%
Calpine Construction Finance Company L.P.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2022	$576	$576,281
Calpine Corporation
Term Loan, 2.99%, (1 mo. USD LIBOR + 1.75%), Maturing November 30, 2017	164	163,995
Term Loan, 2.99%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019	299	298,953
Term Loan, 4.09%, (3 mo. USD LIBOR + 2.75%), Maturing January 15, 2024	4,925	4,921,227
Dayton Power & Light Company (The)
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2022	372	377,887
Granite Acquisition, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	1,728	1,743,449
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	78	78,646
Invenergy Thermal Operating I, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	115	110,336
Lightstone Generation, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	86	85,606
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	1,376	1,373,870
Lonestar Generation, LLC
Term Loan, 5.57%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	878	841,604
Longview Power, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	1,149	709,237
Talen Energy Supply, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	547	536,791
TPF II Power, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 2, 2023	496	498,319

		$12,316,201

Total Senior Floating-Rate Loans (identified cost $601,896,812)		$596,916,927

Corporate Bonds & Notes — 2.0%

Security	Principal Amount (000’s omitted)	Value
Chemicals and Plastics — 0.3%
Avantor, Inc.
6.00%, 10/1/24(8)(9)	$500	$512,500
Hexion, Inc.
6.625%, 4/15/20	1,475	1,327,500

		$1,840,000

Security	Principal Amount (000’s omitted)	Value
Containers and Glass Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	$1,925	$1,961,190
4.804%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(10)	650	664,625

		$2,625,815

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)	$712	$752,940
7.00%, 3/15/24(8)	925	987,437

		$1,740,377

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(8)	$950	$1,043,100

		$1,043,100

Health Care — 0.3%
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	$1,100	$1,090,375
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)	875	924,219

		$2,014,594

Radio and Television — 0.3%
iHeartCommunications, Inc.
9.00%, 12/15/19	$181	$138,917
Univision Communications, Inc.
5.125%, 2/15/25(8)	1,500	1,516,875
6.75%, 9/15/22(8)	384	399,600

		$2,055,392

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)	$800	$496,000

		$496,000

Telecommunications — 0.0%(11)
Wind Acquisition Finance S.A.
6.50%, 4/30/20(8)	$250	$259,093

		$259,093

Utilities — 0.1%
Calpine Corp.
5.25%, 6/1/26(8)	$700	$700,000

		$700,000

Total Corporate Bonds & Notes (identified cost $12,844,057)		$12,774,371

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.0%(11)
IAP Global Services, LLC(3)(12)(13)	24	$244,281

		$244,281

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(3)(12)(13)	15,250	$480,375

		$480,375

Business Equipment and Services — 0.1%
Education Management Corp.(3)(12)(13)	2,351,823	$0
RCS Capital Corp.(12)(13)	18,158	535,661

		$535,661

Electronics/Electrical — 0.1%
Answers Corp.(12)(13)	20,672	$327,306

		$327,306

Health Care — 0.0%(11)
New Millennium Holdco, Inc.(12)(13)	13,578	$15,275

		$15,275

Oil and Gas — 0.3%
Ameriforge Group, Inc.(3)(12)(13)	33,603	$1,176,105
Paragon Offshore Finance Company, Class A(12)(13)	1,168	1,080
Paragon Offshore Finance Company, Class B(12)(13)	584	10,512
Paragon Offshore, Ltd.(12)(13)	1,168	21,608
Samson Resources II, LLC, Class A(12)(13)	33,971	803,982
Southcross Holdings Group, LLC(3)(12)(13)	44	0
Southcross Holdings L.P., Class A(12)(13)	44	24,640

		$2,037,927

Publishing — 0.2%
ION Media Networks, Inc.(3)(12)	399	$217,595
MediaNews Group, Inc.(3)(12)(13)	45,600	1,597,372

		$1,814,967

Total Common Stocks (identified cost $3,234,844)		$5,455,792

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50% (3)(12)(13)	2,617	$0

Total Convertible Preferred Stocks (identified cost $184,700)		$0

Total Investments — 94.9% (identified cost $618,160,413)		$615,147,090

Less Unfunded Loan Commitments — (0.0)%(11)		$(127,250)

Net Investments — 94.9% (identified cost $618,033,163)		$615,019,840

Other Assets, Less Liabilities — 5.1%		$33,047,121

Net Assets — 100.0%		$648,066,961

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	The stated interest rate represents the weighted average interest rate at September 30, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after September 30, 2017, at which time the interest rate will be determined.

(6)	Fixed-rate loan.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $8,256,389 or 1.3% of the Fund’s net assets.

(9)	When-issued security.

(10)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2017.

(11)	Amount is less than 0.05% or (0.05)%, as applicable.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

USD	-	United States Dollar

The Fund did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$595,493,792	$1,295,885	$596,789,677
Corporate Bonds & Notes	—	12,774,371	—	12,774,371
Common Stocks	—	1,740,064	3,715,728	5,455,792
Convertible Preferred Stocks	—	—	0	0
Total Investments	$—	$610,008,227	$5,011,613	$615,019,840

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2017 is not presented. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017